John Hancock Disciplined Global Long Short Fund Expense Example - Class A C I R6 [Member] - John Hancock Disciplined Global Long Short Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 684
Expense Example, with Redemption, 3 Years	1,084
Expense Example, with Redemption, 5 Years	1,508
Expense Example, with Redemption, 10 Years	2,686
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	369
Expense Example, with Redemption, 3 Years	841
Expense Example, with Redemption, 5 Years	1,438
Expense Example, with Redemption, 10 Years	2,876
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	932
Expense Example, with Redemption, 10 Years	2,035
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	507
Expense Example, with Redemption, 5 Years	880
Expense Example, with Redemption, 10 Years	$ 1,927